Subsequent events (Details Narrative)	Jun. 30, 2025 AUD ($)	Apr. 15, 2025 USD ($) shares	Apr. 15, 2025 AUD ($) shares	Jul. 31, 2025 shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares
John chegwidden [member]
IfrsStatementLineItems [Line Items]
Shares issued					9,114	9,114
Settlement of director fee | $	$ 45,000
Lead management system technology asset [member]
IfrsStatementLineItems [Line Items]
Shares issued on consideration					18,000	18,000
Shares issued per share | (per share)					$ 8.30	$ 12.68
Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Ordinary shares				69,728
Nonadjusting events [member] | Sales agreement [member]
IfrsStatementLineItems [Line Items]
Sale of ordinary shares		1,838,680	1,838,680
Additional cost		$ 514,656	$ 781,581
Ordinary shares		69,728	69,728